Convertible Preferred Stock, Common Stock and Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Convertible Preferred Stock, Common Stock and Stockholders' Equity (Deficit)
Note 9. Convertible Preferred Stock, Common Stock and Stockholders’ Equity (Deficit)
Immediately prior to the closing of the Merger, the convertible preferred stock was converted into Legacy Markforged common stock and recapitalized into Common Stock. There was no convertible preferred stock outstanding as of December 31, 2021. The following table summarizes details of convertible preferred stock authorized, issued and outstanding as of December 31, 2020. The Company has retroactively adjusted the shares issued and outstanding prior to July 14, 2021 to give effect to the Exchange Ratio to determine the number of shares of common stock into which they were converted:

	December 31, 2020
(in thousands, except for share counts)	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,062,642	$0.0649	$1,107	$1,107
Series A	28,725,920	27,354,298	0.3107	8,437	8,500
Series B	34,391,480	32,749,335	0.4635	15,096	15,180
Series C	14,468,290	13,777,449	2.1775	29,881	30,000
Series D	17,599,646	16,649,077	4.9906	82,976	83,089

Total convertible preferred stock	113,419,184	107,592,801		$137,497	$137,876

Repurchases
During the year ended December 31, 2021, immediately prior to the effective time of the Merger, the Company repurchased 4,499,998 shares of Legacy Markforged common stock from three employees for $10.00 per share. The value of the repurchase was recorded as a reduction of additional paid-in
capital.

During the year ended December 31, 2020, the Company repurchased common stock from an employee. Concurrent to the repurchase, the Company was contractually obligated to repurchase an additional 250,471 shares of common stock from this employee for $4.52 per share in 2021, subject to certain conditions. This obligation was waived by the parties in April 2021.
Management determined the fair value of Legacy Markforged common stock prior to the merger using the methodology described in the Summary of Significant Accounting Policies, adjusting for changes in inputs based on material information known at the time of a repurchase transaction such as estimated timing to exit events and respective probabilities of such events occurring.
Common Stock Reserved for Future Issuance
The Company has reserved the following shares of common stock for future issuance:

	December 31, 2021	December 31, 2020
Common stock options outstanding and unvested RSU	20,267,035	18,493,013
Shares available for issuance under the 2021 plan	21,502,768	—
Shares available for issuance under the 2013 plan	—	4,427,323
Convertible preferred stock outstanding	—	107,592,801
Warrants to purchase Series D convertible preferred stock	—	110,211
Common stock warrants outstanding	8,525,000	180,928
Shares available for issuance as Earnout RSU	1,400,000	—
Employee stock purchase plan	4,700,000	—

Total shares of authorized common stock reserved for future issuance	56,394,803	130,804,276